Supplemental cash flow disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Disclosure [Abstract]
Disclosure of changes in working capital	Changes in working capital

	2023	2022
Decrease (increase) in amounts receivable	$6,766	$(13,646)
Decrease (increase) in inventories	40,229	(76,404)
Decrease (increase) in other current assets	7,173	(134)
(Decrease) increase in accounts payable and accrued liabilities	(8,578)	30,955
Decrease in income taxes payable	(2,353)	(4,803)
Changes in working capital	$43,237	$(64,032)

Disclosure of reconciliation of liabilities arising from financing activities	Changes in liabilities arising from financing activities

	As at December 31, 2022	Changes from financing cash flows	Lease obligation additions	Impact of foreign exchange	Other	As at December 31, 2023
Lease obligations(1)	$13,975	$(6,803)	$16,442	$(63)	$657	$24,208
Total liabilities from financing activities	$13,975	$(6,803)	$16,442	$(63)	$657	$24,208
(1)Current portion of lease obligations included in other current liabilities (note 8). Non-current portion of lease obligations included in other liabilities (note 10).

	As at December 31, 2021	Changes from financing cash flows	Lease obligation additions	Impact of foreign exchange	Other	As at December 31, 2022
Lease obligations	$20,197	$(6,755)	$837	$(983)	$679	$13,975
Total liabilities from financing activities	$20,197	$(6,755)	$837	$(983)	$679	$13,975